Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financial assets:
Cash and deposits with banks	¥ 54,696,069	¥ 47,330,155	¥ 43,144,654
Call loans and bills bought:
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	8,924,385
Investment securities:
Held-to-maturity investments	372,459	1,173,419
Loans and advances	85,129,070	95,273,845
Other financial assets	3,598,642	3,424,591
Financial assets included in assets held for sale	3,208,771
Call money and bills sold:
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Borrowings	10,652,481	12,245,943
Debt securities in issue	10,569,117	11,165,623
Other financial liabilities	6,691,042	7,201,137
Financial liabilities included in liabilities directly associated with the assets held for sale	3,377,527
Carrying value [member]
Financial assets:
Cash and deposits with banks	54,696,069	47,330,155
Call loans and bills bought:
Call loans	1,858,802	1,860,620
Bills bought	23,078	11,589
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	8,924,385
Investment securities:
Held-to-maturity investments	372,459	1,173,419
Loans and advances	85,129,070	95,273,845
Other financial assets	3,598,642	3,424,591
Financial assets included in assets held for sale	3,098,196
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	84,121,443	81,465,816
Other deposits	44,340,084	48,829,474
Call money and bills sold:
Call money	1,190,929	2,088,020
Bills sold
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Borrowings	10,652,481	12,245,943
Debt securities in issue	10,569,117	11,165,623
Other financial liabilities	6,691,042	7,201,137
Financial liabilities included in liabilities directly associated with the assets held for sale	3,371,556
Not carried at fair value [member]
Financial assets:
Cash and deposits with banks	54,708,231	47,330,763
Call loans and bills bought:
Call loans	1,859,176	1,860,539
Bills bought	23,051	11,567
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,858	8,926,312
Investment securities:
Held-to-maturity investments	374,597	1,180,319
Loans and advances	87,538,646	98,053,056
Other financial assets	3,595,216	3,421,172
Financial assets included in assets held for sale	3,224,902
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	84,121,124	81,466,078
Other deposits	44,339,583	48,831,229
Call money and bills sold:
Call money	1,190,936	2,088,067
Bills sold
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Borrowings	10,761,610	12,318,246
Debt securities in issue	10,767,745	11,329,967
Other financial liabilities	6,691,016	7,200,488
Financial liabilities included in liabilities directly associated with the assets held for sale	3,380,139
Not carried at fair value [member] | Level 1 [member]
Financial assets:
Cash and deposits with banks	53,401,133	46,244,819
Investment securities:
Held-to-maturity investments	374,597	1,180,319
Financial assets included in assets held for sale	3,824
Call money and bills sold:
Bills sold
Not carried at fair value [member] | Level 2 [member]
Financial assets:
Cash and deposits with banks	1,307,098	1,085,944
Call loans and bills bought:
Call loans	1,859,176	1,860,539
Bills bought	23,051	11,567
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,858	8,926,312
Investment securities:
Loans and advances	258,673	348,691
Other financial assets	3,429,143	3,255,765
Financial assets included in assets held for sale	84,058
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	84,121,124	81,466,078
Other deposits	44,339,583	48,831,229
Call money and bills sold:
Call money	1,190,936	2,088,067
Bills sold
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Borrowings	10,739,893	12,306,066
Debt securities in issue	10,587,917	11,257,502
Other financial liabilities	6,571,846	7,080,575
Financial liabilities included in liabilities directly associated with the assets held for sale	3,380,139
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Loans and advances	87,279,973	97,704,365
Other financial assets	166,073	165,407
Financial assets included in assets held for sale	3,137,020
Call money and bills sold:
Bills sold
Borrowings	21,717	12,180
Debt securities in issue	179,828	72,465
Other financial liabilities	¥ 119,170	¥ 119,913